PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                        FOR THE PERIOD FROM MARCH 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2001

                       PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                        FOR THE PERIOD FROM MARCH 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2001







                                    CONTENTS


Report of Independent Auditors .............................................   1

Statement of Assets, Liabilities and Members' Capital ......................   2

Statement of Operations ....................................................   3

Statement of Changes in Members' Capital ...................................   4

Notes to Financial Statements ..............................................   5

Report of Independent Auditors

To the Board of Directors of
  PW Equity Opportunity Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Equity Opportunity Fund, L.L.C. (the "Fund") as of December 31, 2001, and the related statements of operations and changes in members' capital for the period from March 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 3 1, 200 1, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Equity Opportunity Fund, L.L.C. at December 31, 200 1, and the results of its operations and changes in its members' capital for the period from March 1, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                            /S/ERNST & YOUNG LLP


New York, New York
February 14, 2002

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $357,500,000)              $ 365,312,940
Cash and cash equivalents                                          48,560,761
Interest receivable                                                    45,932
------------------------------------------------------------------------------

TOTAL ASSETS                                                      413,919,633
------------------------------------------------------------------------------

LIABILITIES

Payables:
   PW Admin fee                                                       338,562
   Administration fee                                                 268,681
   Professional fees                                                   43,944
   Miscellaneous                                                       17,102
------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     668,289
------------------------------------------------------------------------------

NET ASSETS                                                      $ 413,251,344
------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $ 405,438,404
Accumulated net unrealized appreciation on investments              7,812,940
------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                          $ 413,251,344
------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $ 1,214,952
Other income                                                             5,372
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                              1,220,324
-------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                         2,808,967
Organization costs                                                     452,706
Administration fee                                                     339,064
Professional fees                                                       92,862
Miscellaneous                                                           50,885
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                       3,744,484
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (2,524,160)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                     444,174
Change in net unrealized appreciation from investments               7,812,940
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    8,257,114
-------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     $ 5,732,954
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

Period from March 1, 2001 (commencement of operations) through December 31, 2001

--------------------------------------------------------------------------------


FROM OPERATIONS

Net investment loss                                               $ (2,524,160)
Net realized gain from investments                                     444,174
Change in net unrealized appreciation from investments               7,812,940
-------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                       5,732,954
-------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                 406,626,681

Proceeds from Adviser subscriptions                                  1,000,000

Offering costs                                                        (100,445)

Member withdrawals                                                      (7,846)

-------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                   407,518,390
-------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                      -
-------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                 $413,251,344
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------


1.       ORGANIZATION

         PW Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. The Fund commenced operations on March 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at December 31, 2001 was $1,326,277.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests in June 2002 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

         B.       INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.       FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $2,524,160 and $444,174 from accumulated net investment loss and accumulated net realized gain on investments to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1% of the Fund's net assets. The PW Admin Fee will be paid to the Administrator out of Fund assets and debited against the Members'
         capital accounts, excluding net assets attributable to the Administrator, Adviser and the Special Advisory Account described below. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. The Adviser will be entitled to receive, generally at the end of each fiscal year, an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period ended December 31, 2001 was $303,898 and was recorded as an increase to the Special Advisory Account.

                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2001 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  Investment  Funds for the year ended
         December  31,  2001,   amounted  to   $377,500,000   and   $20,444,174,
         respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $7,812,940, consisting of $13,578,518 gross unrealized appreciation and $5,765,578 gross unrealized depreciation.

5.       INVESTMENTS

         As of December 31, 2001, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2001.

                  INVESTMENT OBJECTIVE              COST          FAIR VALUE
                  --------------------              ----          ----------
                    Long/Short Equity          $357,500,000      $365,312,940

         The following table lists the Fund's investments in Investment Funds as of December 31, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to 3 years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

5.       INVESTMENTS (CONTINUED)

                                                                       REALIZED AND                       % OF
                                                                     UNREALIZED GAIN                      FUND'S
INVESTMENT FUND:                                           COST      FROM INVESTMENTS    FAIR VALUE       CAPITAL      LIQUIDITY

Andor Technology Small Cap Fund, L.P.               $  20,000,000      $(3,280,456)     $ 16,719,544        4.05%       Annually
Aragon Global Partners (QP), L.P.                       3,000,000           51,777         3,051,777        0.74%       Quarterly
CastleRock Partners, L.P.                              31,000,000         (188,411)       30,811,589        7.45%       Annually
Claiborne Capital Partners Institutional, L.P.         18,000,000          909,133        18,909,133        4.58%       Quarterly
Diamond Partners, L.L.C.                               13,500,000         (298,661)       13,201,339        3.19%       Annually
Eminence Partners, L.P.                                34,000,000        2,687,869        36,687,869        8.88%     Semi-Annually
Kingdon Associates, L.P.                               35,000,000       (1,060,290)       33,939,710        8.21%       Quarterly
Maverick Fund USA, Ltd.                                38,000,000        2,745,232        40,745,232        9.86%       Quarterly
The MRG Nucleus Fund, L.P.                             23,000,000        1,824,380        24,824,380        6.01%       Quarterly
The MRG Nucleus Fund II, L.P.                          10,000,000          337,913        10,337,913        2.50%       Quarterly
Pequot Telecommunications & Media Fund L.P.            30,000,000          502,672        30,502,672        7.38%       Quarterly
Sirios Capital Partners II, L.P.                       37,000,000        1,625,964        38,625,964        9.35%       Annually
SLS Investors, L.P.                                    33,000,000         (394,249)       32,605,751        7.89%     Semi-Annually
Sunova Partners, L.P.                                  22,000,000        2,893,578        24,893,578        6.02%       Quarterly
Troubh Partners, L.P.                                  10,000,000         (543,511)        9,456,489        2.29%       Quarterly
Redeemed Investment Fund                                   -               444,174            -              -
                                                     ------------      -----------      -----------    ----------
TOTAL                                                $357,500,000      $ 8,257,114      $365,312,940       88.40%

OTHER ASSETS, LESS LIABILITIES                                                            47,938,404       11.60%

                                                                                        ------------   ----------
MEMBERS' CAPITAL                                                                        $413,251,344      100.00%



6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                PERIOD FROM
                                                               MARCH 1, 2001
                                                              (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                              DECEMBER 31, 2001

         Ratio of net investment loss to average net assets        -0.89%*
         Ratio of total expenses to average net assets              1.32%*
         Portfolio turnover rate                                    7.21%
         Total return                                               1.32%**
         Net asset value at end of period                       $413,251,344



         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------ ----------------- --------------------------------- ------------ ------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., Since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Lisa Bloomberg,  (34)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS PaineWebber, Inc.           Length-since     First Vice President of UBS
1285 Avenue of the Americas     November 2000    PaineWebber Inc. and assistant
New York, NY 10019                               secretary, since September
Assistant Secretary                              1996
                                                 Prior to September 1996,
                                                 associate at Skadden, Arps,
                                                 Slate, Meagher & Flom, LLP.
------------------------------ ----------------- --------------------------------- ------------ ------------------------

(1) For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2) Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.